Stradley Ronon Stevens & Young, LLP
Suite 2600
2005 Market Street
Philadelphia, PA 19103-7018
Telephone 215.564.8000
Fax 215.564.8120
www.stradley.com

JCorriero@stradley.com

(215) 564-8528

February 3, 2017

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	ETFis Series Trust I (the “Trust”) File Nos. 333-187668 and 811-22819

Ladies and Gentlemen:

Pursuant to Rule 485(b) under the Securities Act of 1933 (“1933 Act”), submitted electronically for filing via EDGAR is Post-Effective Amendment No. 107, filed under the 1933 Act, and Amendment No. 108, filed under the Investment Company Act of 1940 (“1940 Act”), to the Trust’s Registration Statement on Form N-1A (the “Amendment”). This Amendment is being filed in order to: (1) respond to comments from the staff of the U.S. Securities and Exchange Commission on Post-Effective Amendment No. 100, Amendment No. 101, to the Trust’s Registration Statement filed pursuant to Rule 485(a) under the 1933 Act on November 21, 2016; and (2) update other information and make other appropriate non-material changes. The Amendment relates only to the InfraCap REIT Preferred ETF series of the Trust and does not affect the prospectuses and statements of additional information of the Trust’s other series.

As counsel to the Trust, we have assisted in preparing the Amendment, and, in our judgment, it does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

If you have any questions or comments regarding this filing, please call me at the above number or, in my absence, Michael D. Mabry at (215) 564-8011.

Very truly yours,

/s/ Joel D. Corriero
Joel D. Corriero

cc:	William Smalley

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